Taxation	6 Months Ended
Sep. 30, 2022
Taxation
Taxation

21.Taxation

The Company is registered in the Cayman Islands. The Group generated substantially all of its income from its PRC operations for the six months ended September 30, 2022 and 2021.

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain, and no withholding tax is imposed to any dividends and payment made to shareholders.

Hong Kong

The Company’s subsidiary Easy Skills Technology Limited is located in Hong Kong and is subject to an income tax rate of 16.5% for assessable profit earned in Hong Kong before April 2018, and an income tax rate of 8.25% for assessable profit up to HKD 2,000,000 from April 2018 onwards. The Group had no assessable profit subject to Hong Kong profit tax for the six months ended September 30, 2022 and 2021.

PRC

Income Tax

The Company’s subsidiaries and VIEs in the PRC are subject to the statutory rate of 25%, in accordance with the Enterprise Income Tax law (the “EIT Law”), which was effective since January 1, 2008.

Dividends, interests, rent or royalties payable by the Group’s PRC subsidiaries, to non-PRC resident enterprises, and proceeds from any such non-resident enterprise investor’s disposition of assets (after deducting the net value of such assets) shall be subject to 10% withholding tax, unless the respective non-PRC resident enterprise’s jurisdiction of incorporation has a tax treaty or arrangements with China that provides for a reduced withholding tax rate or an exemption from withholding tax.

The current and deferred portions of income tax expense included in the consolidated statements of income were as follows:

	For the six months ended September 30,
	2022	2021
Current	$378,849	$550,933
Deferred	(386,961)	734
Income tax expense	$(8,112)	$551,667

The following table sets forth reconciliation between the statutory EIT rate of 25% and the effective tax for the six months ended September 30, 2022 and 2021, respectively:

	For the six months ended September 30,
	2022	2021
Income before income taxes	$(2,992,228)	$508,303
Tax rate	25%	25%
Provision for income taxes at statutory tax rate	$(748,057)	$127,076
Additional deductible of R&D expense	—	—
Effect of tax exempt entity	311,599	411,016
Effect of previous year tax filing	2,481	1,306
Effect of non-tax deductible expenses	55,935	12,269
Effect of tax loss recognized	369,930	—
Income tax expense	$(8,112)	$551,667
Deferred tax assets	$365,930	$—
Total	365,930	—

The temporary difference between the tax base and the reported amount of assets and liabilities in the financial statements for the six months ended September 30, 2021 was derived from the intangible assets recognized from the acquisition of Jisen Information. And the temporary difference in the financial statements for the six months ended September 30, 2022 was derived from the net loss of Wuxi Wangdao.

Value Added Tax (“VAT”)

The Group’s membership revenues for providing non-academic education services are subject to a simple tax method to calculate VAT at 3%. The Group’s technical service revenue is subject to a VAT rate of 6%.

Taxes payable consisted of the following:

	As of
	September 30, 2022	March 31, 2022
Income tax payable	$148,292	$81,610
VAT payable	15,724	46,035
Other tax payables	839	—
Total	$164,855	$127,645